Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015				$ (85,705)	$ (85,705)
Balance, shares at Dec. 31, 2015
Issuance of Common Stock, $0.0001 Par Value/Share	$ 3,175		4,266,825		4,270,000
Issuance of Common Stock, $0.0001 Par Value/Share, shares	31,745,242
Net Loss				(1,917,066)	(1,917,066)
Balance at Dec. 31, 2016	$ 3,175		4,266,825	(2,002,771)	2,267,229
Balance, shares at Dec. 31, 2016	31,745,242
Fair value of Heatwurx net liabilities obtained in reverse acquisition	$ 352		(38,102)		(37,750)
Fair value of Heatwurx net liabilities obtained in reverse acquisition, shares	3,527,384
Net Loss				(1,856,315)	(1,856,315)
Balance at Dec. 31, 2017	$ 3,527		$ 4,228,723	$ (3,859,086)	$ 373,164
Balance, shares at Dec. 31, 2017	35,272,626
Recognize the fair value of exclusive license intangible asset acquired from CoNCERT in exchange for 2,090,301 common shares of Processa owned by Promet			8,000,000		8,000,000
Net Loss				$ (1,096,798)	$ (1,096,798)
Balance at Mar. 31, 2018	$ 3,527		$ 12,228,723	$ (4,955,884)	$ 7,276,366
Balance, shares at Mar. 31, 2018	35,272,626